Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 63	¥ 62
Unfunded commitments	[1]	20	22
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		9	10
Unfunded commitments	[1]	¥ 2	¥ 3
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	30 days	30 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 16	¥ 15
Unfunded commitments	[1]	¥ 5	¥ 6
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 34	¥ 33
Unfunded commitments	[1]	¥ 13	¥ 13
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 4	¥ 4
Unfunded commitments	[1]	¥ 0	¥ 0
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The frequency with which Nomura is permitted to redeem investments.
[3]	The range in prior notice period for redemption.